RELATED PARTY TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2013 Cogobuy [Member] USD ($)		Dec. 31, 2013 Cogobuy [Member] CNY		Dec. 31, 2012 Cogobuy [Member] CNY		Dec. 31, 2013 Brilliant [Member] USD ($)		Dec. 31, 2013 Brilliant [Member] CNY		Dec. 31, 2012 Brilliant [Member] CNY
Related Party Transaction [Line Items]
Due to Related Parties	$ 1,000	[1]	6,054	[1]	35,743	[1]	$ 3,342	[2]	20,230	[2]	0	[2]

[1]	As of December 31, 2013 and 2012, the amount due from Cogobuy was unsecured, interest-free and repayable within one year.
[2]	As of December 31, 2013, the amount due from Brilliant was unsecured, interest-free and repayable within one year.